Right-of-use assets (Tables)	12 Months Ended
Sep. 30, 2025
Right-of-use assets
Schedule of right-of-use assets

Offices
Balance at September 30, 2023	$361,036
Additions	—
Depreciation	(130,912)
Balance at September 30, 2024	$230,124
Additions	1,166,652
Disposals	(41,699)
Impairment	(88,596)
Depreciation	(101,300)
Balance at September 30, 2025	$1,165,181